EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share

(in thousands)	2013	2012	2011
Weighted average number of ordinary shares	79,751	77,859	77,859

(in thousands of $)	2013	2012	2011
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(187,305)	(70,210)	(531,332)
Net (loss) income from discontinued operations	(1,204)	(12,544)	1,731
Net loss attributable to Frontline Ltd.	(188,509)	(82,754)	(529,601)